THE USA PLAN

AN INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Annuity Funds M P & Q

Supplement Effective as of April 30, 2012

This supplement updates and amends certain information contained in your current variable annuity prospectus and supplements thereto. Please read it carefully and keep it with your product prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION ABOUT THE INVESTMENT FUNDS AVAILABLE THROUGH THE CONTRACT

The following chart lists the Investment Funds (the “Funds”) that are, effective April 30, 2012, available through your Contract, along with each Fund’s investment adviser/subadviser and investment objective. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund. If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity® VIP Contrafund®	Investment Adviser:	Seeks long-term capital
Portfolio (Initial Class)	Fidelity Management & Research	appreciation.
Company (“FMR”)
Subadvisers:
FMR Co., Inc. (“FMRC”) and
other investment advisers
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	FMR	considers the potential for capital
	Subadvisers:	appreciation. Seeks to achieve a
	FMRC and other investment	yield which exceeds the
	advisers	composite yield on the securities
comprising the S&P 500® Index.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity® VIP Investment	Investment Adviser:	Seeks as high a level of current
Grade Bond Portfolio (Initial	FMR	income as is consistent with the
Class)	Subadvisers:	preservation of capital.
Fidelity Investments Money
Management, Inc. (“FIMM”) and
other investment advisers
ING FMRSM Diversified Mid	Investment Adviser:	Seeks long-term growth of
Cap Portfolio (Class I)	Directed Services LLC	capital.
Subadviser:
FMRC
ING Franklin Income Portfolio	Investment Adviser:	Seeks to maximize income while
(Class I)	Directed Services LLC	maintaining prospects for capital
	Subadviser:	appreciation.
Franklin Advisers, Inc.
ING PIMCO High Yield	Investment Adviser:	Seeks maximum total return,
Portfolio (Class S)	Directed Services LLC	consistent with preservation of
	Subadviser:	capital and prudent investment
	Pacific Investment Management	management.
Company LLC
ING Global Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through a combination of current
	Subadviser:	income and capital appreciation.
ING Investment Management Co.
LLC*
ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Pioneer High Yield	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.
ING Balanced Portfolio	Investment Adviser:	Seeks total return consisting of
(Class I)	ING Investments, LLC	capital appreciation (both
	Subadviser:	realized and unrealized) and
	ING Investment Management Co.	current income; the secondary
	LLC*	investment objective is long-term
capital appreciation.
ING Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk.
	Subadviser:	The Portfolio seeks its objective
	ING Investment Management Co.	through investments in a
	LLC*	diversified portfolio consisting
primarily of debt securities. It is
anticipated that capital
appreciation and investment
income will both be major factors
in achieving total return.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Money Market Portfolio	Investment Adviser:	Seeks to provide high current
(Class I)**	ING Investments, LLC	return, consistent with
	Subadviser:	preservation of capital and
** There is no guarantee that the	ING Investment Management Co.	liquidity, through investment in
ING Money Market Portfolio	LLC*	high-quality money market
will have a positive or level		instruments while maintaining a
return.		stable share price of $1.00.
ING RussellTM Large Cap	Investment Adviser:	A non-diversified Portfolio that
Growth Index Portfolio	ING Investments, LLC	seeks investment results (before
(Class I)	Subadviser:	fees and expenses) that
	ING Investment Management Co.	correspond to the total return
	LLC*	(which includes capital
appreciation and income) of the
Russell Top 200® Growth Index
ING RussellTM Large Cap	Investment Adviser:	A non-diversified Portfolio that
Value Index Portfolio (Class I)	ING Investments, LLC	seeks investment results (before
	Subadviser:	fees and expenses) that
	ING Investment Management Co.	correspond to the total return
	LLC*	(which includes capital
appreciation and income) of the
Russell Top 200® Value Index.
ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital
Portfolio (Class I)	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co.
LLC*
Oppenheimer Capital	Investment Adviser:	The Fund seeks capital
Appreciation Fund/VA	OppenheimerFunds, Inc.	appreciation.

INFORMATION ABOUT CLOSED SUB-ACCOUNTS

The Sub-Accounts that invest in the following Funds are closed to new investment:

  AllianceBernstein Money Market Portfolio

  Fidelity® VIP Index 500 Portfolio

  ING International Value Portfolio

  ING MidCap Opportunities Portfolio

Contract Owners who have Contract Value allocated to one or more of the Sub-Accounts that correspond to these Funds may leave their Contract Value in those Sub-Accounts, but future allocations and transfers into those Sub-Accounts are prohibited. If your most recent premium allocation instructions includes a Sub-Account that corresponds to one of these Funds, premium received that would have been allocated to a Sub-Account corresponding to one of these Funds may be automatically allocated among the other available Sub-Accounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5033, Minot, ND 58702-5033, 1-877-886-5050 or www.ingservicecenter.com. See the “Transfers Between Sub-Accounts” section beginning on page 22 of your Contract prospectus for information about making Fund allocation changes.

*	Effective December 31, 2011, ING Investment Management Co. merged with and into ING Investment Management Co. LLC.

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IMPORTANT INFORMATION ABOUT THE COMPANY’S
INTEREST BEARING RETAINED ASSET ACCOUNT

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the FDIC. The Beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to make a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract. A Beneficiary should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A Beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting our ING Customer Service Center at P.O. Box 5033, Minot, ND 58702-5033, 1-877-886-5050 or www.ingservicecenter.com.

REGULATORY MATTERS

As with many financial services companies, the company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the company or the financial services industry. These currently include regulatory scrutiny of whether and to what extent insurance companies are using the United States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain whether customers have deceased and to pay claims even where no claim for benefits has been made. Along these lines, the New York Department of Financial Services has directed the company to use information available on the SSDMF to identify any death claim that may be due under life insurance policies, annuity contracts or retained asset accounts that have not been previously reported through historical claim reporting processes, implement procedures to locate beneficiaries, make prompt payments as necessary, and to report to the New York Department of Financial Services the results of using the data. In addition, a majority of states are conducting an audit of the company’s compliance with unclaimed property laws. The company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for benefits has been made. Some of the investigations, audits, examinations, and inquiries could result in regulatory action against the company. The potential outcome of such action is difficult to predict but could subject the company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines, additional escheatment of funds deemed abandoned under state laws, changes to the company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the ultimate outcome of any such action, or the internal and external investigations, examinations, reviews and inquiries, management does not believe that they will have a material adverse effect on the company’s financial position. It is the practice of the company and its affiliates to cooperate fully in these matters.

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MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract. including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5033
Minot, ND 58702-5033
1-877-886-5050

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

X.USA-12	Page 5 of 5	April 2012